Deconsolidation (Tables)	12 Months Ended
Dec. 31, 2025
Deconsolidation
Schedule of net assets of entities disposed

	Yichang	Beijing	Total
	Ji Yue	Ji Yue	RMB
Total current assets	3,326,247	4,525,934	7,852,181
Total other assets	-	-	-
Total assets	3,326,247	4,525,934	7,852,181
Total current liabilities	3,440,060	4,723,488	8,163,548
Total net assets	(113,813)	(197,554)	(311,367)
Total consideration	2	-	2
Total gain on disposal	113,815	197,554	311,369